Since Inception [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%		13.86%
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)
S&P Target Date To 2040 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.75%		7.80%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.00%		8.06%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.41%		5.69%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.96%		5.55%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.83%		8.53%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.29%		8.90%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.45%		9.17%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.81%		9.43%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.99%		9.59%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		18.13%		9.71%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.07%		9.59%
Since Inception | Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.86%
Performance Inception Date			Dec. 31, 2019
Since Inception | Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		(0.33%)
Performance Inception Date			Dec. 31, 2019
Since Inception | S&P Target Date To 2040 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.80%
Performance Inception Date			Dec. 31, 2019
Since Inception | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.06%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		5.69%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		5.55%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class C
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.53%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.90%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R3
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		9.17%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R4
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		9.43%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R5
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		9.59%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[2]		9.71%
Performance Inception Date			Dec. 31, 2019
Since Inception | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		9.59%
Performance Inception Date	[1]		Dec. 31, 2019

[1]	Performance for classes A, C, R, R3, R4, R5, and Y shares prior to their inception (9/1/20) is derived from the historical performance of class R6 shares, adjusted for the higher operating expenses and, for class A and C shares, higher sales charges (in the case of after sales-charge returns) applicable to such classes.
[2]	Since inception December 31, 2019.